Schedule of Derivative Key Valuation Inputs (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 03, 2022	Dec. 31, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value			$ 10,000,000.0	$ 10,000,000
Measurement Input, Price Volatility [Member] | Settlement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of Maturity
Measurement Input, Price Volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of Maturity		75.0
Measurement Input, Price Volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of Maturity		82.0
Measurement Input, Risk Free Interest Rate [Member] | Settlement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of Maturity
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of Maturity		0.6
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of Maturity		1.2
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of Maturity		5
Measurement Input, Share Price [Member] | Settlement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of Maturity
Measurement Input, Share Price [Member] | Issuance Dates [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of Maturity	5
Measurement Input, Share Price [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of Maturity		45.52
Measurement Input, Share Price [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of Maturity		85.92
Measurement Input Ipo Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated IPO date		Aug. 31, 2022
Measurement Input Ipo Date [Member] | Settlement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated IPO date		Sep. 02, 2022
Measurement Input, Default Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of Maturity		50
Measurement Input, Default Rate [Member] | Settlement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of Maturity
Measurement Input, Default Rate [Member] | Issuance Dates [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of Maturity	50
Measurement Input Share Price Probability Of IPO [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of Maturity		45			100
Measurement Input Share Price Probability Of IPO [Member] | Settlement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of Maturity		100
Measurement Input Share Price Probability Of IPO [Member] | Issuance Dates [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of Maturity	45
Measurement Input, Expected Term [Member] | Settlement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Time period (years)	0 years	0 years
Measurement Input, Expected Term [Member] | Issuance Dates [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Time period (years)	1 year
Measurement Input, Expected Term [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Time period (years)		5 months 19 days
Measurement Input, Expected Term [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Time period (years)		1 year
Measurement Input Estimated Fair Value [Member] | Settlement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value	$ 45,000	$ 571,000
Estimated fair value	75,000					$ 162,000
Measurement Input Estimated Fair Value [Member] | Issuance Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value		$ 221,000
Estimated fair value						$ 367,000
Measurement Input Estimated Fair Value [Member] | Issuance Dates [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value	45,000
Estimated fair value	$ 31,000